JPMorgan Nasdaq Equity Premium Income ETF
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 82.2%
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	156,237	23,221,505
Automobiles — 1.8%
Tesla, Inc. *	1,240,824	218,124,451
Beverages — 2.4%
Coca-Cola Co. (The)	972,412	59,492,166
Constellation Brands, Inc., Class A	183,497	49,867,145
Monster Beverage Corp. *	1,154,314	68,427,734
PepsiCo, Inc.	617,160	108,009,171
		285,796,216
Biotechnology — 3.1%
AbbVie, Inc.	349,628	63,667,259
Amgen, Inc.	188,527	53,601,996
Biogen, Inc. *	177,349	38,241,765
Regeneron Pharmaceuticals, Inc. *	120,900	116,365,041
Vertex Pharmaceuticals, Inc. *	229,693	96,013,971
		367,890,032
Broadline Retail — 5.1%
Amazon.com, Inc. *	3,067,492	553,314,207
MercadoLibre, Inc. (Brazil) *	42,846	64,781,438
		618,095,645
Chemicals — 1.1%
Linde plc	277,437	128,819,548
Commercial Services & Supplies — 0.6%
Copart, Inc. *	1,321,355	76,532,882
Communications Equipment — 1.2%
Cisco Systems, Inc.	2,856,702	142,577,997
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	238,022	174,382,058
Dollar Tree, Inc. *	216,389	28,812,195
		203,194,253
Electric Utilities — 0.9%
NextEra Energy, Inc.	597,210	38,167,691
Southern Co. (The)	507,049	36,375,695
Xcel Energy, Inc.	583,785	31,378,444
		105,921,830
Electrical Equipment — 0.4%
Eaton Corp. plc	161,957	50,640,715
Entertainment — 2.1%
Netflix, Inc. *	351,579	213,524,474
Take-Two Interactive Software, Inc. *	280,931	41,715,444
		255,239,918
Financial Services — 0.8%
Corpay, Inc. *	89,188	27,518,065

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	82,237	39,602,872
PayPal Holdings, Inc. *	418,529	28,037,258
		95,158,195
Food Products — 1.1%
Kraft Heinz Co. (The)	1,135,317	41,893,197
Mondelez International, Inc., Class A	1,316,087	92,126,090
		134,019,287
Ground Transportation — 0.9%
CSX Corp.	2,032,252	75,335,581
Uber Technologies, Inc. *	493,825	38,019,587
		113,355,168
Health Care Equipment & Supplies — 1.7%
Dexcom, Inc. *	568,942	78,912,255
Intuitive Surgical, Inc. *	320,697	127,986,966
		206,899,221
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	74,370	36,790,839
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class A *	119,591	19,727,731
Booking Holdings, Inc.	39,905	144,770,551
Chipotle Mexican Grill, Inc. *	21,984	63,902,432
DoorDash, Inc., Class A *	185,744	25,580,664
Marriott International, Inc., Class A	276,371	69,731,167
Starbucks Corp.	250,821	22,922,531
		346,635,076
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	420,576	86,323,224
Industrial REITs — 0.2%
Prologis, Inc.	238,017	30,994,574
Interactive Media & Services — 8.2%
Alphabet, Inc., Class C *	3,173,217	483,154,020
Meta Platforms, Inc., Class A	1,029,762	500,031,832
		983,185,852
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	227,023	16,638,516
MongoDB, Inc. *	77,564	27,817,553
		44,456,069
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	60,327	35,062,656
Machinery — 0.4%
Deere & Co.	105,836	43,471,079
Media — 1.5%
Charter Communications, Inc., Class A *	93,728	27,240,169

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	3,261,014	141,364,957
Trade Desk, Inc. (The), Class A *	178,539	15,607,879
		184,213,005
Oil, Gas & Consumable Fuels — 0.4%
Diamondback Energy, Inc.	218,206	43,241,883
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	600,040	32,540,169
Professional Services — 0.4%
Verisk Analytics, Inc.	195,347	46,049,148
Semiconductors & Semiconductor Equipment — 18.9%
Advanced Micro Devices, Inc. *	1,440,945	260,076,163
Analog Devices, Inc.	596,672	118,015,755
Applied Materials, Inc.	391,732	80,786,891
ASML Holding NV (Registered), NYRS (Netherlands)	98,487	95,578,679
Broadcom, Inc.	269,805	357,602,245
Intel Corp.	1,827,776	80,732,866
Lam Research Corp.	133,698	129,896,966
Marvell Technology, Inc.	818,135	57,989,409
Micron Technology, Inc.	700,556	82,588,547
NVIDIA Corp.	724,629	654,745,779
NXP Semiconductors NV (China)	356,329	88,287,636
QUALCOMM, Inc.	776,624	131,482,443
Teradyne, Inc.	316,593	35,721,188
Texas Instruments, Inc.	556,192	96,894,208
		2,270,398,775
Software — 14.0%
Adobe, Inc. *	329,060	166,043,676
ANSYS, Inc. *	34,421	11,949,594
Crowdstrike Holdings, Inc., Class A *	210,252	67,404,689
HubSpot, Inc. *	62,157	38,945,090
Intuit, Inc.	266,643	173,317,950
Microsoft Corp.	2,111,202	888,224,906
Oracle Corp.	325,603	40,898,993
Palo Alto Networks, Inc. *	336,748	95,680,209
ServiceNow, Inc. *	56,350	42,961,240
Synopsys, Inc. *	199,060	113,762,790
Workday, Inc., Class A *	168,348	45,916,917
		1,685,106,054
Specialty Retail — 1.3%
Lowe's Cos., Inc.	210,071	53,511,386
O'Reilly Automotive, Inc. *	74,232	83,799,020
Ross Stores, Inc.	126,963	18,633,090
		155,943,496

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	3,921,980	672,541,131
Seagate Technology Holdings plc	468,544	43,598,019
		716,139,150
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	44,835	17,514,793
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.	636,211	103,842,360
Total Common Stocks (Cost $8,231,525,945)		9,887,395,065
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 16.1%
BNP Paribas, ELN, 57.69%, 4/5/2024, (linked to Nasdaq-100 Index) (a)	10,016	184,122,025
BNP Paribas, ELN, 61.37%, 5/3/2024, (linked to Nasdaq-100 Index) (a)	10,982	200,609,622
GS Finance Corp., ELN, 61.25%, 4/12/2024, (linked to Nasdaq-100 Index) (a)	10,336	187,370,801
Mizuho Markets Cayman LP, ELN, 60.20%, 4/26/2024, (linked to Nasdaq-100 Index) (Japan) (a)	11,091	201,383,058
Morgan Stanley Finance LLC, ELN, 60.83%, 4/19/2024, (linked to Nasdaq-100 Index) (a)	10,428	193,230,110
Morgan Stanley Finance LLC, ELN, 61.39%, 4/22/2024, (linked to Nasdaq-100 Index) (a)	10,515	192,317,247
National Bank of Canada, ELN, 56.76%, 5/6/2024, (linked to Nasdaq-100 Index) (a)	10,940	200,695,831
Royal Bank of Canada, ELN, 57.31%, 4/8/2024, (linked to Nasdaq-100 Index) (Canada) (a)	10,070	183,759,273
Royal Bank of Canada, ELN, 60.42%, 4/15/2024, (linked to Nasdaq-100 Index) (Canada) (a)	10,545	193,231,220
Societe Generale, ELN, 61.60%, 4/29/2024, (linked to Nasdaq-100 Index) (a)	10,964	203,746,095
Total Equity-Linked Notes (Cost $1,914,921,204)		1,940,465,282
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $138,144,050)	138,144,050	138,144,050
Total Investments — 99.5% (Cost $10,284,591,199)		11,966,004,397
Other Assets Less Liabilities — 0.5%		57,073,464
NET ASSETS — 100.0%		12,023,077,861

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$9,887,395,065	$—	$—	$9,887,395,065
Equity Linked Notes	—	1,940,465,282	—	1,940,465,282

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$138,144,050	$—	$—	$138,144,050
Total Investments in Securities	$10,025,539,115	$1,940,465,282	$—	$11,966,004,397
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$22,900	$22,900	$—	$—	$—	—	$3	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	49,625,385	2,400,229,227	2,311,710,562	—	—	138,144,050	138,144,050	3,135,076	—
Total	$49,625,385	$2,400,252,127	$2,311,733,462	$—	$—	$138,144,050		$3,135,079	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.